STOCK-BASED COMPENSATION- Future compensation - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - Restricted stock $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2019 (for the remaining three months of the year)	$ 1,331
2020	3,190
2021	1,291
2022	293
Total	$ 6,105